Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
Employee Benefit Plans [Abstract]
Change in Fair Value of Plan Assets [Table Text Block]
(In thousands)
Change in projected benefit obligation:	2012	2011
Benefit obligation at beginning of period	$4,038	$3,920
Interest cost	215	204
Actuarial loss (gain)	869	(27)
Benefits paid	(525)	(59)
Benefit obligation at June 30	$4,597	$4,038

Change in fair value of plan assets:
Fair value of plan assets at beginning of period	$3,318	$3,251
Actual return on plan assets	190	86
Employer contributions	---	40
Benefits paid	(525)	(59)
Fair value of plan assets at June 30	$2,983	$3,318
Underfunded status at June 30	$1,614	$720

Schedule Of Net Periodic Income (Expense) [Table Text Block]
(In thousands)	2012	2011
Interest cost	$215	$204
Expected return on plan assets	(224)	(221)
Amortization of net loss	36	31
Net periodic pension expense	$27	$14

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
(In thousands)	2012	2011
Actuarial loss on plan assets and benefit obligations	$690	$76
Deferred tax benefit	267	29
Net change in plan assets and benefit obligations recognized in other comprehensive income	$423	$47

Schedule of Assumptions Used [Table Text Block]
Projected benefit obligation:	2012	2011
Discount rate	3.93%	5.48%
Net periodic pension expense:
Amortization period, in years	17	18
Discount rate	5.48%	5.34%
Expected long-term rate of return on plan assets	7.00%	7.00%

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
(In thousands)
Other liabilities:	2012	2011
Projected benefit obligation in excess of fair value of pension plan	$1,614	$720

Accumulated other comprehensive income, net of taxes:
Net losses and past service liability	($1,072)	($649)

Schedule of Allocation of Plan Assets [Table Text Block]
(Dollars In thousands)	2012		2011
	Fair Value		Fair Value
Money market accounts	$5	0.2%	$5	0.2%
Mutual funds	2,978	99.8%	3,313	99.8%
Total plan assets	$2,983	100.0%	$3,318	100.0%

Schedule of Expected Benefit Payments [Table Text Block]
2013	$ 200
2014	200
2015	199
2016	199
2017	230
2018-2022	1,204